Goodwill Summary of Amortizable Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2013	Mar. 29, 2013	Mar. 30, 2012
Finite-Lived Intangible Assets, Gross	$ 4,171	$ 4,119	$ 4,531
Finite-Lived Intangible Assets, Accumulated Amortization	2,860	2,772	3,027
Finite-Lived Intangible Assets, Net	1,311	1,347	1,504
Outsourcing Contract Costs [Member]
Finite-Lived Intangible Assets, Gross	1,483	1,473	1,802
Finite-Lived Intangible Assets, Accumulated Amortization	996	968	1,240
Finite-Lived Intangible Assets, Net	487	505	562
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets, Gross	2,187	2,134	2,130
Finite-Lived Intangible Assets, Accumulated Amortization	1,576	1,523	1,481
Finite-Lived Intangible Assets, Net	611	611	649
Customer and other intangible assets [Member]
Finite-Lived Intangible Assets, Gross	501	512	599
Finite-Lived Intangible Assets, Accumulated Amortization	288	281	306
Finite-Lived Intangible Assets, Net	$ 213	$ 231	$ 293